Other operating income/(expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating income	R$ 346,056	R$ 227,052	R$ 353,834
Revenue from incentives from Tesouro Direto, B3 and others	172,142	23,834	284,661
Revenue from interest received on tax	27,980	17,224	15,436
Recovery of charges and expenses.	6,730	6,072	5,945
Reversal of operating provisions	55,091	29,365	11,704
Other Operating Income	84,113	150,557	36,088
Other operating expenses	(157,153)	(216,414)	(96,890)
Legal proceedings and agreement with customers	(18,550)	(46,101)	(8,563)
Tax incentive expenses	(7,204)	(10,034)	(5,780)
Fines and penalties	(5,902)	(9,624)	(4,574)
Associations and regulatory fees	(22,222)	(17,960)	(15,118)
Charity	(12,953)	(14,681)	(34,005)
Other operating expenses	(90,322)	(118,014)	(28,850)
Other operating income (expense)	R$ 188,903	R$ 10,638	R$ 256,944